Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 186,089	$ 194,227
Restricted cash	291	298
Total Reconciliation of Cash, Cash Equivalents and Restricted Cash to the Consolidated Balance Sheets	$ 186,380	$ 194,525